Borrowings - Borrowings Under Federal BTFP (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other borrowings:
Total long term debt	$ 3,200,000
Northfield Bancorp, Inc. [Member]
Other borrowings:
FHLB advances	893,826	$ 658,472
Floating rate advances and other interest-bearing liabilities	6,390	7,930
Total long term debt	900,216	$ 666,402
Overnight line of credit	$ 130,000